SIGNIFICANT TRANSACTIONS - Fair Values Of Identifiable Assets And Liabilities Of Uklon At The Date Of Acquisition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 02, 2025
Less: balances acquired
Net outflow of cash - investing activities	$ 157	$ 2	$ 0
Uklon
Non-current assets
Intangible assets				$ 58
Current assets
Trade and other receivables				2
Cash and cash equivalents				12
Non-current liabilities
Deferred tax liability				(7)
Current liabilities
Trade and employee related payables				(6)
Other current liabilities				(10)
Fair value of identifiable net assets				49
Goodwill resulting from acquisition				109
Purchase consideration				158
Cash paid				141
Fair value of contingent consideration				16
Cash paid, acquisition				$ 129
Percentage of voting equity interests acquired				97.00%
Cash paid, settlement of employee awards				$ 12
Cash consideration	153
Less: balances acquired
Cash and cash equivalents	(12)
Net outflow of cash - investing activities	$ 141
Uklon | Symmetrical put and call option
Current liabilities
Put option liability				$ 1